UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:
       This Amendment (Check only one.):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Anchorage Advisors, LLC
Address:  610 Broadway, 6th Floor
          New York, New York 10012

Form 13F File Number: 028-11711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Ulrich
Title:    Managing Member of Anchorage Advisors Management, LLC
Phone:    212-432-4600

Signature, Place, and Date of Signing:

/s/ Kevin M. Ulrich               New York, New York          August 11, 2006
---------------------------       ------------------         ------------------
[Signature]                          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                                          ------
Form 13F Information Table Entry Total:                                     13
                                                                          ------
Form 13F Information Table Value Total:                               $273,131
                                                                     -----------
                                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE


                                              Anchorage Advisors, LLC
                                            Form 13F Information Table
                                            Quarter ended June 30, 2006


                                                                                 Investment Discretion            Voting Authority
                                                Fair
                                                Market    Shares or
Issuer              Title of      Cusip       Value (in   Principal   SH/  Put/       Shared-  Shared-  Other
                     Class        Number      thousands)   Amount     PRN  Call  Sole Defined   Other  Managers   Sole   Shared None

ATHEROGENICS INC      COM        047439104      $3,132      240,000   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP.   COM        00208J108     $62,743    1,496,366   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS
HLDG CORP CMN         COM        05873K108        $913      134,603   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
DESIGN WITHIN
REACH INC.            COM        250557105      $3,556      519,935   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP       COM        319963104      $9,008      200,000   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC        COM        629377508     $36,135      750,000   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD.       COM        G73018106      $1,428      383,936   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
REDENVELOPE, INC.     COM        75733R601      $1,457      143,500   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS. INC.      COM        880915103     $54,578    8,568,000   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
TRUMP ENTERTAINMENT
RESORTS INC.          COM        89816T103     $32,171    1,596,594   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
USEC INC.             COM        90333E108      $35,445   2,991,130   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC         COM        94973V107      $9,205      126,500   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS
COMPANIES INC.        COM        969457100     $23,360    1,000,000   SH           X                                X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                       $273,131
(in thousands)
